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NEW ACCOUNT FORM
                                                               (LOGO)
You may purchase shares of a T. Rowe Price fund after reviewing the information in the profile or after requesting and reviewing the fund's prospectus (and other information).

Please note:  an IRA will not be established using this form.
If you want to open an IRA, call 1-800-638-5660 to request an IRA New Account Form.
Mail this form to:  T. Rowe Price
P.O. Box 17300, Baltimore, MD  21298-9353

For help with this form, call toll free 1-800-638-5660.

Please do not remove the mailing label from this form.

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1   PROVIDE YOUR TAX IDENTIFICATION NUMBER
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OWNER'S OR MINOR'S SOCIAL SECURITY OR TAX ID NUMBER
(Use Minor's Social Security Number for Custodial Account)
_ _ _ _ _ _ _ _ _

JOINT OWNER'S OR CUSTODIAN'S SOCIAL SECURITY OR TAX ID NUMBER
_ _ _ _ _ _ _ _ _

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2  DESIGNATE TYPE OF ACCOUNT AND OWNER NAME(S)
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Please print in CAPITAL LETTERS. Choose one:
__   INDIVIDUAL OR JOINT ACCOUNT.*
     *Joint tenancy with right of survivorship unless you instruct otherwise. Owner's Name (First, Middle Initial, Last)
    ________________________________
       Title: Mr. Ms. Mrs. Dr.

     Joint Owner's Name (First, Middle Initial, Last)

    ________________________________
        Title: Mr. Ms. Mrs. Dr.

__   CUSTODIAL ACCOUNT.
       Uniform Gift or Transfer to Minors Act (UGMA or UTMA)
       Custodian's Name (First, Middle Initial, Last)
      ________________________________

       Minor's Name (First, Middle Initial, Last)
      ________________________________

       State of Residence (Minor's or Custodian's)
      ________________________________

__    TRUST, CORPORATION, BUSINESS, OR OTHER ENTITY ACCOUNT.*
       *Please attach the first and last pages of the trust agreement or a copy of
        the corporate resolution.
        Name of Trust, Corporation, or Other Entity
        _________________________________________________________

        Trustee Names or Type of Entity
         ________________________________________________________


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        Name of Trust Beneficiary (Optional)                          Date of
Trust Agreement
     ________________              __-__-__
                                 month
   day        year

__   Check this box if your organization is incorporated or tax-exempt under
        Section 501(a) of the Internal Revenue Code, a qualified retirement plan under Section 401(a), or a custodial account under Section 403(b)(7),
and
        you DO NOT want us to file information returns on your behalf.

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3  PROVIDE YOUR ADDRESS
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Street Address or P.O. Box
__________________________________________________
__________________________________________________

City                                                    State
____________________    __

ZIP Code
_ _ _ _ _ - _ _ _ _

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4  PROVIDE OTHER ACCOUNT DATA
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Daytime  Phone                                       Ext.
_ _ _  _ _ _ - _ _ _ _             _ _ _ _

Evening Phone                                         Ext.
_ _ _  _ _ _ - _ _ _ _              _ _ _ _

Date of Birth (Owner/Minor)                      Date of Birth (Joint
Owner/Custodian)
_ _ - _ _ - _ _          _ _ - _ _ - _ _
month            day             year                             month
          day              year

__  U.S. Citizen                   __     Resident Alien
__  Nonresident Alien. My permanent foreign address for tax purposes is:
_____________________________________
_____________________________________
Owner's Occupation / Employer Name (Optional)
_____________________________________
Employer Address (Optional)
__________________________________________________________________________

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5  SELECT YOUR FUND(S)
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Please print the fund name(s) exactly as listed inside the Investment Kit you received with this form. Fill in the amount of your investment for each fund. The minimum initial investment is $2,500 per fund ($1,000 for UGMAs/UTMAs) but is waived if you use Automatic Asset Builder (see Sections 6 and 7E).

Fund Name                                                      Amount
__________________________________             $________

Fund Name                                                      Amount
__________________________________             $________



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Fund Name                                                      Amount
________________________________                 $__________


Fund Name                                                      Amount
________________________________                 $__________

                                                                     Total
Investment
                                                               $__________


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6  CHOOSE YOUR INVESTMENT METHOD
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A.    __  BY CHECK.
       Make payable to T. Rowe Price Funds. (Otherwise it may be returned.)

B.    __  BY AUTOMATIC ASSET BUILDER.
       See Section 7E for instructions.

C.    __  BY WIRE.
        Please call 1-800-225-5132 for the following information and wiring instructions:

        Account Number
        _ _ _ _ _ _ _ _ _ _ - _

       Date of Wire
       _ _ - _ _ - _ _
              month       day          year

                                                             (over, please)

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7  SELECT YOUR ACCOUNT SERVICE OPTIONS
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A.   TO RECEIVE YOUR DISTRIBUTIONS
Your dividends and capital gains will be reinvested unless you indicate
                                                    ------
otherwise.

        __  Pay dividends and capital gains to me by check.
        __ Transfer dividends and capital gains to my bank account.
             (Please complete Section 7C if you elect this option.)
        __  Pay dividends to me by check and reinvest capital gains.

B.   TO EXCHANGE AND REDEEM FUND SHARES
You can use the telephone or your personal computer to check your account balance, redeem shares, or make exchanges among any identically registered accounts unless you check the boxes below.
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            __  I do NOT want telephone/computer exchange.
            __  I do NOT want telephone/computer redemption.

C. TO MAKE TRANSFERS BETWEEN YOUR BANK AND T. ROWE PRICE
This service makes purchasing or redeeming fund shares even more convenient. Simply call a T. Rowe Price representative or Tele*Access (R) and your transac-tion will be processed by electronically moving money between your bank

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account and your mutual fund accounts.

Transfers occur only when you initiate them ($100 minimum) and are made through the Automated Clearing House (ACH) network or by wire.* This ser-vice becomes available approximately 20 days after your application is processed. Since you initiate transfers by phone or computer, be sure that you did not decline the phone/computer redemption service above.

             __ Check this box to set up this service. YOU MUST ALSO ATTACH A BLANK,
                  VOIDED CHECK (OTHER THAN YOUR INVESTMENT CHECK) FROM YOUR BANK ACCOUNT TO THIS FORM.

            ANY CO-OWNER OF YOUR BANK ACCOUNT WHO IS  NOT A CO-OWNER OF
                                                      ---
            YOUR MUTUAL FUND ACCOUNT MUST SIGN BELOW.

X___________________________________________
BANK ACCOUNT CO-OWNER'S SIGNATURE

*There is a $5 fee for wire redemptions under $5,000 but no fee for ACH transactions.

            ATTACH VOIDED CHECK HERE

D.  TO SET UP CHECKWRITING
You can write checks for $500 or more on all T. Rowe Price money market and bond fund accounts (except the High Yield and Emerging Markets Bond funds). Those authorized to write checks should read the checking agreement and sign below.

By signing this form, I agree to all of State Street Bank's checking account rules, and to any conditions and limitations on redeeming checks from the
T. Rowe Price Funds.  I also agree that:

(1) This form applies to any other identically registered T. Rowe Price fund checking account I establish later;

(2) If I am subject to IRS backup withholding, I may write checks only on money fund accounts;

(3) State Street Bank and the Fund reserve the right to change, revoke, or close any checking account;

(4) The signatures are authentic, and, for organizations, I have submitted an original or certified resolution authorizing the individuals with legal capacity to sign and act on behalf of the organization.

(Do not detach this section from the rest of the form.)


_____________________________________________________
Fund Name                                         Fund Name
________________________________________
Print Name of Owner, Custodian, or Trustee

X_______________________________________
Signature                                                    Date
________________________________________
Print Name of Joint Owner, Co-trustee, Corporate Officer, etc.


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X______________________________________
Signature                                                     Date

How many signatures do you require on checks?
__  Only one owner                     __   All owners

                                                     G00-008
 6/30/98

E. TO SET UP AUTOMATIC ASSET BUILDER
This service allows you to automatically invest in your fund account through your bank account and/or payroll deduction each month (minimum $50 per fund).

___  CHECK THIS BOX TO INVEST FROM YOUR BANK ACCOUNT.
       Be sure to complete Section 7C and fill in the information below.

Fund Name
__________________________________________________________________________

Amount                                                        Day of Month You
Would Like to Invest
__________________________________
                                                            ____

Fund Name
__________________________________________________________________________

Amount                                                        Day of Month You
Would Like to Invest
_____________________                                             ___
Fund Name

Amount                                                        Day of Month You
Would Like to Invest
__________________________________
                                                          _____

Fund Name
__________________________________________________________________________

Amount                                                         Day of Month You
Would Like to Invest
__________________________________
                                                           _____

____  CHECK THIS BOX TO INVEST THROUGH PAYROLL DEDUCTION.
         T. Rowe Price will mail you instructions for this service.

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8  SIGN YOUR NEW ACCOUNT FORM
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By signing this form, I certify that:

- I agree to be bound by the terms of the prospectus for each fund in which I am investing. If I am purchasing shares after reviewing a fund profile, I understand that I will receive the prospectus after I purchase shares in the fund. I have the authority and legal capacity to purchase mutual fund shares, am of legal age in my state, and believe each investment is suitable for me.

- I authorize T. Rowe Price, the Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form, including telephone/computer services. The Funds use reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone/computer are genuine, and the Funds are not liable for acting on these instructions. (If these procedures are not followed, it is the opinion of certain regulatory agencies that the Funds may be liable for any loss that may result from acting on instructions given.) I understand that anyone who can properly identify my account(s) can make phone/computer transactions on my behalf.

- The Funds can redeem shares from my account(s) to reimburse a fund for any loss due to nonpayment or other indebtedness.

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- By selecting the electronic transfer service in Section 7C, I hereby authorize
T. Rowe Price to initiate credit and debit entries to my (our) account at the Financial Institution indicated and for the Financial Institution to credit or debit the same to such account through the Automated Clearing House
(ACH) system, subject to the rules of the Financial Institution, ACH, and the Fund. T. Rowe Price may correct any transaction error with a debit or credit to my Financial Institution account and/or Fund account. THIS AUTHORIZA-
TION, INCLUDING ANY CREDIT OR DEBIT ENTRIES INITIATED THEREUNDER, IS IN FULL FORCE AND EFFECT UNTIL I NOTIFY T. ROWE PRICE OF ITS REVOCATION BY TELEPHONE
OR IN WRITING AND T. ROWE PRICE HAS HAD SUFFICIENT TIME TO ACT ON IT.

- Under penalties of perjury, the tax identification number(s) shown on this form is correct. If I fail to give the correct number or fail to sign this form, T. Rowe Price may reject, restrict, or redeem my investment. I may also be subject to IRS backup withholding (currently 31%) on all distributions and redemptions, and I may be subject to a $50 IRS penalty.

- Under penalties of perjury, I am NOT subject to IRS backup withholding because 1) I have not been notified, or 2) notification has been revoked (cross out "NOT" if you are currently subject to withholding), or 3) I have indicated in Section 4 that I am a nonresident alien and certify that for dividends I am not a U.S. citizen or resident (or I am filing for a foreign corporation, partnership, estate, or trust).

- For clarification on any of these certification issues, please contact us for assistance.

- The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


PLEASE SIGN HERE

X__________________________________________________
Signature of Owner, Custodian, or Trustee
                                                             Date

X__________________________________________________
Signature of Joint Owner, Co-trustee, Corporate Officer, etc.
                                Date

Thank you for your investment. You will receive a confirmation shortly.
8
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